Offsetting financial assets and financial liabilities (Tables)	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Financial Assets Subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements
Financial assets subject to offsetting, enforceable master netting arrangements or similar agreements

	As at October 31, 2020
	Amounts subject to offsetting and enforceable netting arrangements
				Amounts subject to master netting arrangements or similar agreements but do not qualify for offsetting on the balance sheet (1)

(Millions of Canadian dollars)	Gross amounts of financial assets before balance sheet offsetting	Amounts of financial liabilities offset on the balance sheet	Net amount of financial assets presented on the balance sheet	Impact of master netting agreements	Financial collateral received (2)	Net amount	Amounts not subject to enforceable netting arrangements	Total amount recognized on the balance sheet
Assets purchased under reverse repurchase agreements and securities borrowed	$347,327	$35,783	$311,544	$36	$310,128	$1,380	$1,471	$313,015
Derivative assets (3)	99,535	657	98,878	69,300	18,627	10,951	14,610	113,488
Other financial assets	445	192	253	2	50	201	–	253
	$447,307	$36,632	$410,675	$69,338	$328,805	$12,532	$16,081	$426,756

	As at October 31, 2019
	Amounts subject to offsetting and enforceable netting arrangements
				Amounts subject to master netting arrangements or similar agreements but do not qualify for offsetting on the balance sheet (1)

(Millions of Canadian dollars)	Gross amounts of financial assets before balance sheet offsetting	Amounts of financial liabilities offset on the balance sheet	Net amount of financial assets presented on the balance sheet	Impact of master netting agreements	Financial collateral received (2)	Net amount	Amounts not subject to enforceable netting arrangements	Total amount recognized on the balance sheet
Assets purchased under reverse repurchase agreements and securities borrowed	$374,617	$69,420	$305,197	$527	$303,539	$1,131	$1,764	$306,961
Derivative assets (3)	88,996	710	88,286	62,524	15,458	10,304	13,274	101,560
Other financial assets	994	281	713	1	89	623	–	713
	$464,607	$70,411	$394,196	$63,052	$319,086	$12,058	$15,038	$409,234

(1)	Financial collateral is reflected at fair value. The amount of financial instruments and financial collateral disclosed is limited to the net balance sheet exposure, and any over-collateralization is excluded from the table.
(2)	Includes cash collateral of $15.2 billion (October 31, 2019 – $11.6 billion) and non-cash collateral of $313.6 billion (October 31, 2019 – $307.5 billion).
(3)	Includes cash margin of $4.9 billion (October 31, 2019 – $3.6 billion) which offset against the derivative balance on the balance sheet.

Financial Liabilities Subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements
Financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements

	As at October 31, 2020
	Amounts subject to offsetting and enforceable netting arrangements
				Amounts subject to master netting arrangements or similar agreements but do not qualify for offsetting on the balance sheet (1)

(Millions of Canadian dollars)	Gross amounts of financial liabilities before balance sheet offsetting	Amounts of financial assets offset on the balance sheet	Net amount of financial liabilities presented on the balance sheet	Impact of master netting agreements	Financial collateral pledged (2)	Net amount	Amounts not subject to enforceable netting arrangements	Total amount recognized on the balance sheet
Obligations related to assets sold under repurchase agreements and securities loaned	$309,130	$35,783	$273,347	$36	$272,871	$440	$884	$274,231
Derivative liabilities (3)	96,138	657	95,481	69,300	16,232	9,949	14,446	109,927
Other financial liabilities	358	192	166	2	–	164	–	166
	$405,626	$36,632	$368,994	$69,338	$289,103	$10,553	$15,330	$384,324

	As at October 31, 2019
	Amounts subject to offsetting and enforceable netting arrangements
				Amounts subject to master netting arrangements or similar agreements but do not qualify for offsetting on the balance sheet (1)

(Millions of Canadian dollars)	Gross amounts of financial liabilities before balance sheet offsetting	Amounts of financial assets offset on the balance sheet	Net amount of financial liabilities presented on the balance sheet	Impact of master netting agreements	Financial collateral pledged (2)	Net amount	Amounts not subject to enforceable netting arrangements	Total amount recognized on the balance sheet
Obligations related to assets sold under repurchase agreements and securities loaned	$294,758	$69,420	$225,338	$527	$224,506	$305	$1,248	$226,586
Derivative liabilities (3)	84,624	710	83,914	62,524	13,540	7,850	14,629	98,543
Other financial liabilities	492	281	211	1	–	210	–	211
	$379,874	$70,411	$309,463	$63,052	$238,046	$8,365	$15,877	$325,340

(1)
Financial collateral is reflected at fair value. The amount of financial instruments and financial collateral disclosed is limited to the net balance sheet exposure, and any over-collateralization is excluded from the table.

(2)	Includes cash collateral of $13.5 billion (October 31, 2019 – $11.5 billion) and non-cash collateral of $275.6 billion (October 31, 2019 – $226.5 billion).
(3)	Includes cash margin of $2 billion (October 31, 2019 – $1.3 billion) which offset against the derivative balance on the balance sheet.